VIE Long-Term Debt (Tables) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of VIE long-term debt
	December 31, 2012	September 30, 2013
PLMT Permanent Facility	$50,008	$48,241
Residual Term Facility	70,000	69,560
Long-Term Presettlement Facility	20,289	13,861
2012-A Facility	2,463	2,319
LCSS Facility (2010-C)	12,880	12,880
LCSS Facility (2010-D)	7,159	7,159
	$162,799	$154,020

	December 31, 2011	December 31, 2012
PLMT Permanent Facility	$53,257	$50,008
Residual Term Facility	56,000	70,000
Long-Term Presettlement Facility	35,320	20,289
2012-A Facility	—	2,463
LCSS Facility (2010-C)	12,880	12,880
LCSS Facility (2010-D)	7,159	7,159
	$164,616	$162,799

VIE long-term debt
Schedule of estimated principal payments of borrowings
Year Ending December 31,
2013	$4,999
2014	9,554
2015	12,559
2016	12,569
2017	12,442
Thereafter	100,516
Total	$152,639